Quarterly portfolio holdings
John Hancock
Diversified Income Fund(formerly John Hancock Hedged Equity & Income Fund)
Closed-end international equity
March 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license. John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.) and are used by it and by its affiliates under license.

Fund’s investments

As of 3-31-25 (unaudited)
	Shares	Value
Common stocks 67.9%		$96,214,248
(Cost $96,257,807)
Communication services 3.6%		5,074,097
Diversified telecommunication services 2.4%
AT&T, Inc.	17,627	498,492
Deutsche Telekom AG	20,893	771,369
Telekom Malaysia BHD	516,744	764,315
Telenor ASA	10,103	144,361
Verizon Communications, Inc.	26,496	1,201,859
Media 0.3%
Omnicom Group, Inc.	3,945	327,080
The Interpublic Group of Companies, Inc.	2,565	69,665
Wireless telecommunication services 0.9%
MTN Group, Ltd.	120,885	813,167
Vodacom Group, Ltd.	70,426	483,789
Consumer discretionary 4.1%		5,750,133
Automobile components 0.6%
Hyundai Mobis Company, Ltd.	4,622	822,506
Automobiles 1.0%
Bayerische Motoren Werke AG	2,645	213,286
Ford Motor Company	9,472	95,004
Honda Motor Company, Ltd.	36,305	328,545
Mercedes-Benz Group AG	2,544	150,278
Toyota Motor Corp.	31,877	563,499
Broadline retail 0.5%
JD.com, Inc., ADR	18,392	756,279
Distributors 0.2%
Genuine Parts Company	1,893	225,532
Hotels, restaurants and leisure 0.8%
McDonald’s Corp.	1,673	522,595
OPAP SA	31,725	630,245
Household durables 0.5%
Garmin, Ltd.	645	140,049
Sekisui House, Ltd.	27,456	614,523
Leisure products 0.2%
Sankyo Company, Ltd.	20,006	292,349
Specialty retail 0.3%
The Home Depot, Inc.	1,079	395,443
Consumer staples 5.7%		8,034,908
Beverages 0.7%
PepsiCo, Inc.	2,623	393,293
The Coca-Cola Company	8,352	598,170
Food products 1.6%
Conagra Brands, Inc.	17,936	478,353
General Mills, Inc.	1,566	93,631
Nestle SA	2,009	203,023
Orkla ASA	73,813	809,469
The Campbell’s Company	2,778	110,898
The J.M. Smucker Company	690	81,703
The Kraft Heinz Company	16,485	501,639
Household products 1.1%
Kimberly-Clark Corp.	549	78,079
2	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Household products (continued)
Reckitt Benckiser Group PLC	11,497	$777,432
The Procter & Gamble Company	3,759	640,609
Personal care products 0.2%
Unilever PLC	3,854	229,957
Tobacco 2.1%
Altria Group, Inc.	17,478	1,049,030
British American Tobacco PLC	11,904	488,354
Philip Morris International, Inc.	9,458	1,501,268
Energy 4.1%		5,774,928
Energy equipment and services 0.2%
Baker Hughes Company	5,460	239,967
Oil, gas and consumable fuels 3.9%
Aker BP ASA	3,071	72,811
Chevron Corp.	6,999	1,170,863
Coal India, Ltd.	66,799	308,989
Coterra Energy, Inc.	3,084	89,128
Eni SpA	12,647	195,605
EOG Resources, Inc.	2,868	367,792
Equinor ASA	3,914	103,364
Exxon Mobil Corp.	14,105	1,677,497
ONEOK, Inc.	4,784	474,668
ORLEN SA	24,798	436,783
TotalEnergies SE	7,585	488,724
Woodside Energy Group, Ltd.	10,238	148,737
Financials 19.3%		27,289,409
Banks 6.5%
ANZ Group Holdings, Ltd.	4,146	75,909
Banco Bilbao Vizcaya Argentaria SA	15,476	211,210
Bank Mandiri Persero Tbk PT	235,574	73,131
CaixaBank SA	15,808	123,140
Huntington Bancshares, Inc.	9,162	137,522
Japan Post Bank Company, Ltd.	73,557	746,867
JPMorgan Chase & Co.	6,436	1,578,751
Lloyds Banking Group PLC	828,675	777,227
M&T Bank Corp.	2,647	473,151
Mitsubishi UFJ Financial Group, Inc.	59,800	815,302
Mizuho Financial Group, Inc.	8,736	239,748
NatWest Group PLC	143,089	844,852
Powszechna Kasa Oszczednosci Bank Polski SA	4,777	93,273
Regions Financial Corp.	2,913	63,299
Sberbank of Russia PJSC, ADR (A)(B)	3,353	0
Standard Bank Group, Ltd.	13,030	170,254
Standard Chartered PLC	58,094	862,078
Sumitomo Mitsui Trust Group, Inc.	30,303	762,765
Truist Financial Corp.	12,661	521,000
U.S. Bancorp	12,416	524,204
VTB Bank PJSC, GDR (A)(B)	55,420	0
Wells Fargo & Company	976	70,067
Capital markets 4.0%
Ares Management Corp., Class A	3,008	441,003
BlackRock, Inc.	533	504,474
CME Group, Inc.	2,687	712,834
Franklin Resources, Inc.	36,898	710,287
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Julius Baer Group, Ltd.	10,938	$758,179
Nomura Holdings, Inc.	116,861	720,088
SBI Holdings, Inc.	27,322	737,774
T. Rowe Price Group, Inc.	5,677	521,546
The Blackstone Group, Inc.	3,467	484,617
The Carlyle Group, Inc.	2,033	88,618
Consumer finance 0.5%
Krungthai Card PCL	565,829	762,855
Financial services 0.4%
Apollo Global Management, Inc.	444	60,801
FirstRand, Ltd.	119,438	469,370
Insurance 7.5%
Admiral Group PLC	10,686	394,528
Allianz SE	3,194	1,222,374
AXA SA	17,367	742,018
Baloise Holding AG	3,593	752,146
CNA Financial Corp.	11,198	568,746
Generali	9,109	319,991
Gjensidige Forsikring ASA	37,626	865,939
Helvetia Holding AG	3,706	765,329
Legal & General Group PLC	172,968	545,478
MS&AD Insurance Group Holdings, Inc.	11,031	239,900
Muenchener Rueckversicherungs-Gesellschaft AG	746	471,264
Phoenix Group Holdings PLC	53,827	399,571
Sanlam, Ltd.	54,931	248,084
Suncorp Group, Ltd.	7,514	91,007
Swiss Re AG	6,144	1,045,579
Tokio Marine Holdings, Inc.	12,399	482,356
Tryg A/S	10,380	246,924
Zurich Insurance Group AG	1,811	1,264,092
Mortgage real estate investment trusts 0.4%
Annaly Capital Management, Inc.	24,022	487,887
Health care 5.1%		7,298,905
Biotechnology 0.7%
AbbVie, Inc.	3,886	814,195
Amgen, Inc.	640	199,392
Health care equipment and supplies 0.1%
Medtronic PLC	1,371	123,198
Health care providers and services 0.4%
CVS Health Corp.	8,722	590,916
Pharmaceuticals 3.9%
Bristol-Myers Squibb Company	12,829	782,441
Hikma Pharmaceuticals PLC	27,067	683,768
Johnson & Johnson	6,278	1,041,144
Merck & Company, Inc.	8,848	794,196
Pfizer, Inc.	27,150	687,981
Roche Holding AG	4,479	1,474,163
Sanofi SA	971	107,511
Industrials 7.1%		10,027,294
Aerospace and defense 0.2%
BAE Systems PLC	6,111	123,396
Lockheed Martin Corp.	461	205,933
4	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics 0.6%
Hyundai Glovis Company, Ltd.	8,690	$668,127
United Parcel Service, Inc., Class B	1,540	169,385
Construction and engineering 1.8%
Bouygues SA	19,257	759,117
Skanska AB, B Shares	65,324	1,441,768
Vinci SA	3,189	402,006
Electrical equipment 0.5%
ABB, Ltd.	13,406	691,722
Emerson Electric Company	739	81,024
Machinery 2.0%
CNH Industrial NV	61,673	757,344
Kone OYJ, B Shares	4,325	238,635
PACCAR, Inc.	7,540	734,170
Schindler Holding AG	2,751	833,697
Stanley Black & Decker, Inc.	2,526	194,199
Professional services 0.3%
Paychex, Inc.	2,618	403,905
Trading companies and distributors 0.3%
Sumitomo Corp.	16,724	381,606
Transportation infrastructure 1.4%
Aena SME SA (C)	3,283	770,205
Atlas Arteria, Ltd.	122,925	374,033
International Container Terminal Services, Inc.	128,257	797,022
Information technology 9.5%		13,505,699
Communications equipment 1.0%
BYD Electronic International Company, Ltd.	27,014	140,850
Cisco Systems, Inc.	20,700	1,277,397
Electronic equipment, instruments and components 0.7%
AAC Technologies Holdings, Inc.	22,221	135,574
Amano Corp.	7,648	204,400
E Ink Holdings, Inc.	16,129	131,303
Kyocera Corp.	20,696	233,762
Murata Manufacturing Company, Ltd.	6,969	107,496
Shimadzu Corp.	2,521	62,971
Sunny Optical Technology Group Company, Ltd.	16,096	148,589
IT services 1.6%
Accenture PLC, Class A	245	76,450
IBM Corp.	5,323	1,323,617
Infosys, Ltd.	12,954	237,114
Obic Company, Ltd.	2,846	82,059
Otsuka Corp.	18,242	394,965
SCSK Corp.	6,549	161,942
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	3,013	607,632
Broadcom, Inc.	1,224	204,934
Marvell Technology, Inc.	2,251	138,594
Microchip Technology, Inc.	3,691	178,681
NVIDIA Corp.	5,164	559,674
Qualcomm, Inc.	6,752	1,037,175
Texas Instruments, Inc.	5,417	973,435
Tokyo Electron, Ltd.	1,364	187,049
Software 1.8%
Gen Digital, Inc.	11,408	302,768
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	5

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	1,290	$484,253
Oracle Corp.	447	62,495
SAP SE	333	89,227
Shanghai Baosight Software Company, Ltd., Class B	451,681	803,201
The Sage Group PLC	34,988	549,323
TOTVS SA	15,694	91,775
Trend Micro, Inc.	1,579	106,595
Technology hardware, storage and peripherals 1.7%
Apple, Inc.	1,665	369,846
Asia Vital Components Company, Ltd.	8,786	124,409
Canon, Inc.	19,123	596,316
HP, Inc.	23,373	647,198
Lenovo Group, Ltd.	61,898	84,117
Samsung Electronics Company, Ltd.	1,867	74,018
Seagate Technology Holdings PLC	4,683	397,821
Wiwynn Corp.	2,304	116,674
Materials 3.4%		4,813,120
Chemicals 1.2%
Albemarle Corp.	752	54,159
BASF SE	5,012	251,246
Dow, Inc.	18,933	661,140
LyondellBasell Industries NV, Class A	9,739	685,626
Containers and packaging 0.4%
Amcor PLC, CHESS Depositary Interest	66,888	646,960
Metals and mining 1.6%
African Rainbow Minerals, Ltd.	9,930	79,316
BHP Group, Ltd.	21,175	513,772
Grupo Mexico SAB de CV, Series B	70,825	353,839
Norsk Hydro ASA	34,036	196,762
Northern Star Resources, Ltd.	6,642	76,683
Rio Tinto PLC	11,311	678,775
Rio Tinto, Ltd.	3,249	235,747
Zijin Mining Group Company, Ltd., H Shares	58,073	132,516
Paper and forest products 0.2%
UPM-Kymmene OYJ	9,191	246,579
Real estate 2.9%		4,182,395
Diversified REITs 0.6%
Stockland	184,479	569,220
WP Carey, Inc.	5,052	318,832
Health care REITs 0.6%
Alexandria Real Estate Equities, Inc.	6,745	623,980
Healthpeak Properties, Inc.	13,797	278,975
Office REITs 0.4%
BXP, Inc.	8,171	549,009
Real estate management and development 0.5%
Azrieli Group, Ltd.	10,030	676,965
Retail REITs 0.2%
Simon Property Group, Inc.	1,799	298,778
Specialized REITs 0.6%
Digital Realty Trust, Inc.	783	112,196
Gaming and Leisure Properties, Inc.	14,822	754,440
6	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 3.1%		$4,463,360
Electric utilities 1.9%
Duke Energy Corp.	3,186	388,596
Iberdrola SA	59,593	962,312
Manila Electric Company	92,421	888,464
Terna - Rete Elettrica Nazionale	51,366	464,208
Gas utilities 0.2%
APA Group	59,163	293,080
Independent power and renewable electricity producers 0.6%
Gulf Energy Development PCL (A)	428,231	631,046
Ratch Group PCL	416,758	311,133
Multi-utilities 0.4%
Dominion Energy, Inc.	2,121	118,924

National Grid PLC	31,094	405,597
Preferred securities 1.0%		$1,383,706
(Cost $1,396,861)
Consumer discretionary 0.5%		664,334
Automobiles 0.5%
Bayerische Motoren Werke AG	1,617	121,984
Hyundai Motor Company	3,239	326,267
Hyundai Motor Company, 2nd Preferred Shares	2,130	216,083
Financials 0.1%		115,979
Insurance 0.1%
Samsung Fire & Marine Insurance Company, Ltd.	628	115,979
Information technology 0.4%		603,393
Technology hardware, storage and peripherals 0.4%
Samsung Electronics Company, Ltd.	18,642	603,393

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$730,986
(Cost $724,879)
U.S. Government 0.5%					730,986
U.S. Treasury Note	2.750	07-31-27		750,000	730,986
Foreign government obligations 0.4%					$561,362
(Cost $560,681)
Brazil 0.1%					194,424
Federative Republic of Brazil Note	6.125	03-15-34		200,000	194,424
Colombia 0.1%					169,360
Republic of Colombia Note	3.000	01-30-30		200,000	169,360
Romania 0.2%					197,578
Republic of Romania Note (C)	5.875	07-11-32	EUR	185,000	197,578

Corporate bonds 13.1%					$18,473,442
(Cost $18,457,458)
Communication services 2.1%					2,889,051
Diversified telecommunication services 0.7%
Eolo SpA	4.875	10-21-28	EUR	100,000	97,143
Fibercop SpA	6.375	11-15-33		200,000	190,142
Iliad Holding SASU	5.375	04-15-30	EUR	275,000	298,621
Kaixo Bondco Telecom SA	5.125	09-30-29	EUR	100,000	108,664
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc. (C)	3.750	07-15-29		50,000	$36,374
Level 3 Financing, Inc. (C)	3.875	10-15-30		60,000	45,288
Level 3 Financing, Inc. (C)	10.500	04-15-29		50,000	55,000
Lorca Telecom Bondco Sa	5.750	04-30-29	EUR	100,000	112,488
Telecom Italia Capital SA	7.200	07-18-36		60,000	60,285
Entertainment 0.1%
Cinemark USA, Inc. (C)	5.250	07-15-28		40,000	38,821
Cinemark USA, Inc. (C)	7.000	08-01-32		50,000	50,472
Univision Communications, Inc. (C)	8.500	07-31-31		100,000	97,714
Media 0.9%
CCO Holdings LLC (C)	4.500	08-15-30		50,000	45,515
CCO Holdings LLC (C)	4.750	02-01-32		295,000	261,929
Clear Channel Outdoor Holdings, Inc. (C)	7.500	06-01-29		25,000	20,646
Clear Channel Outdoor Holdings, Inc. (C)	7.875	04-01-30		125,000	122,556
CSC Holdings LLC (C)	11.750	01-31-29		200,000	193,969
Paramount Global	6.875	04-30-36		125,000	128,239
Scripps Escrow, Inc. (C)	5.875	07-15-27		50,000	41,687
United Group BV	6.750	02-15-31	EUR	150,000	164,749
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	100,000	110,445
VZ Vendor Financing II BV	2.875	01-15-29	EUR	100,000	96,367
Wireless telecommunication services 0.4%
Altice France SA	4.125	01-15-29	EUR	200,000	172,749
Odido Holding BV	3.750	01-15-29	EUR	150,000	157,315
Sunrise FinCo I BV (C)	4.875	07-15-31		200,000	181,873
Consumer discretionary 1.7%					2,416,210
Automobile components 0.3%
Adient Global Holdings, Ltd. (C)	7.500	02-15-33		100,000	93,630
Forvia SE	5.125	06-15-29	EUR	150,000	159,160
Forvia SE	5.500	06-15-31	EUR	100,000	104,418
Broadline retail 0.2%
B&M European Value Retail SA	6.500	11-27-31	GBP	175,000	220,462
Diversified consumer services 0.3%
AA Bond Company, Ltd.	7.375	07-31-50	GBP	100,000	134,148
PeopleCert Wisdom Issuer PLC	5.750	09-15-26	EUR	100,000	108,025
Service Corp. International	3.375	08-15-30		150,000	133,678
Hotels, restaurants and leisure 0.6%
AccorInvest Group SA	5.500	11-15-31	EUR	100,000	106,773
Bertrand Franchise Finance SAS	6.500	07-18-30	EUR	125,000	138,519
Caesars Entertainment, Inc. (C)	4.625	10-15-29		100,000	91,913
Caesars Entertainment, Inc. (C)	6.000	10-15-32		125,000	116,734
Cirsa Finance International Sarl	6.500	03-15-29	EUR	100,000	112,276
CPUK Finance, Ltd.	7.875	08-28-29	GBP	100,000	130,789
New Red Finance, Inc. (C)	4.375	01-15-28		100,000	96,168
Viking Cruises, Ltd. (C)	9.125	07-15-31		75,000	80,110
Yum! Brands, Inc. (C)	4.750	01-15-30		50,000	48,297
Household durables 0.1%
Ashton Woods USA LLC (C)	4.625	08-01-29		125,000	113,131
M/I Homes, Inc.	3.950	02-15-30		55,000	50,200
Newell Brands, Inc.	6.625	05-15-32		50,000	48,572
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29		100,000	93,711
Asbury Automotive Group, Inc. (C)	5.000	02-15-32		50,000	45,344
Goldstory SAS	6.750	02-01-30	EUR	150,000	167,061
8	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Specialty Building Products Holdings LLC (C)	7.750	10-15-29		25,000	$23,091
Consumer staples 0.2%					322,305
Consumer staples distribution and retail 0.2%
ELO SACA	3.250	07-23-27	EUR	100,000	102,576
Performance Food Group, Inc. (C)	4.250	08-01-29		100,000	93,514
Picard Groupe SAS	6.375	07-01-29	EUR	100,000	111,144
Food products 0.0%
B&G Foods, Inc. (C)	8.000	09-15-28		15,000	15,071
Energy 1.5%					2,105,953
Energy equipment and services 0.4%
Diamond Foreign Asset Company (C)	8.500	10-01-30		125,000	128,094
Enerflex, Ltd. (C)	9.000	10-15-27		60,000	61,401
Noble Finance II LLC (C)	8.000	04-15-30		100,000	99,941
Transocean, Inc. (C)	8.750	02-15-30		120,000	124,631
Weatherford International, Ltd. (C)	8.625	04-30-30		100,000	101,538
Oil, gas and consumable fuels 1.1%
Buckeye Partners LP	5.850	11-15-43		50,000	44,207
Buckeye Partners LP (C)	6.750	02-01-30		75,000	75,968
Buckeye Partners LP (C)	6.875	07-01-29		100,000	101,653
DT Midstream, Inc. (C)	4.375	06-15-31		150,000	137,971
Ecopetrol SA	4.625	11-02-31		25,000	20,827
Ecopetrol SA	7.750	02-01-32		125,000	122,709
Ecopetrol SA	8.375	01-19-36		50,000	48,717
Matador Resources Company (C)	6.500	04-15-32		100,000	99,103
Permian Resources Operating LLC (C)	6.250	02-01-33		100,000	99,604
Petroleos Mexicanos	4.750	02-26-29	EUR	100,000	99,292
Petroleos Mexicanos	6.625	06-15-35		125,000	99,882
Petroleos Mexicanos	6.750	09-21-47		125,000	85,471
Petroleos Mexicanos	6.840	01-23-30		100,000	91,657
Range Resources Corp. (C)	4.750	02-15-30		100,000	95,133
Rockies Express Pipeline LLC (C)	6.750	03-15-33		95,000	96,591
Sunoco LP (C)	6.250	07-01-33		50,000	50,052
Talos Production, Inc. (C)	9.000	02-01-29		25,000	25,689
Talos Production, Inc. (C)	9.375	02-01-31		75,000	76,310
Vital Energy, Inc. (C)	7.750	07-31-29		75,000	72,966
Vital Energy, Inc. (C)	7.875	04-15-32		50,000	46,546
Financials 1.4%					1,971,163
Banks 0.4%
Banca Monte dei Paschi di Siena SpA	7.708	01-18-28	EUR	100,000	117,808
Banca Monte dei Paschi di Siena SpA	10.500	07-23-29	EUR	100,000	134,205
Banco de Credito Social Cooperativo SA (5.250% to 11-27-26, then 5 Year Euro Swap Rate + 5.419%)	5.250	11-27-31	EUR	100,000	109,478
Jerrold Finco PLC	7.875	04-15-30	GBP	100,000	131,223
Novo Banco SA	3.500	01-23-43	EUR	25,000	24,972
Capital markets 0.1%
Hightower Holding LLC (C)	9.125	01-31-30		100,000	102,898
Consumer finance 0.2%
Boost Newco Borrower LLC	8.500	01-15-31	GBP	100,000	137,319
Credit Acceptance Corp. (C)	6.625	03-15-30		50,000	49,256
Credit Acceptance Corp. (C)	9.250	12-15-28		80,000	84,692
OneMain Finance Corp.	5.375	11-15-29		75,000	71,351
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services 0.4%
Freedom Mortgage Corp. (C)	12.000	10-01-28		50,000	$53,706
Freedom Mortgage Holdings LLC (C)	8.375	04-01-32		50,000	48,855
Freedom Mortgage Holdings LLC (C)	9.250	02-01-29		50,000	50,777
Nationstar Mortgage Holdings, Inc. (C)	6.500	08-01-29		125,000	126,725
PennyMac Financial Services, Inc. (C)	4.250	02-15-29		75,000	70,059
PennyMac Financial Services, Inc. (C)	5.750	09-15-31		50,000	47,455
PennyMac Financial Services, Inc. (C)	6.875	02-15-33		50,000	49,688
Planet Financial Group LLC (C)	10.500	12-15-29		60,000	60,214
UWM Holdings LLC (C)	6.625	02-01-30		40,000	39,673
Insurance 0.2%
Acrisure LLC (C)	4.250	02-15-29		100,000	93,567
Acrisure LLC (C)	8.250	02-01-29		25,000	25,686
Acrisure LLC (C)	8.500	06-15-29		100,000	104,170
HUB International, Ltd. (C)	7.250	06-15-30		50,000	51,500
HUB International, Ltd. (C)	7.375	01-31-32		50,000	50,909
Thrifts and mortgage finance 0.1%
United Wholesale Mortgage LLC (C)	5.500	04-15-29		140,000	134,977
Health care 0.9%					1,287,682
Biotechnology 0.2%
Grifols SA	3.875	10-15-28	EUR	100,000	99,483
Grifols SA	7.125	05-01-30	EUR	150,000	167,783
Star Parent, Inc. (C)	9.000	10-01-30		80,000	78,852
Health care equipment and supplies 0.1%
Medline Borrower LP (C)	3.875	04-01-29		150,000	140,210
Health care providers and services 0.2%
Acadia Healthcare Company, Inc. (C)	7.375	03-15-33		65,000	64,936
AthenaHealth Group, Inc. (C)	6.500	02-15-30		150,000	140,702
Community Health Systems, Inc. (C)	5.250	05-15-30		60,000	49,503
Tenet Healthcare Corp.	4.625	06-15-28		100,000	96,517
Life sciences tools and services 0.1%
Avantor Funding, Inc. (C)	4.625	07-15-28		100,000	96,379
Pharmaceuticals 0.3%
Rossini Sarl	6.750	12-31-29	EUR	100,000	112,914
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36		25,000	24,916
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	200,000	215,487
Industrials 2.2%					3,152,353
Aerospace and defense 0.1%
Spirit AeroSystems, Inc. (C)	9.375	11-30-29		50,000	53,339
TransDigm, Inc.	4.875	05-01-29		50,000	47,492
TransDigm, Inc. (C)	7.125	12-01-31		50,000	51,442
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32		75,000	67,096
Builders FirstSource, Inc. (C)	5.000	03-01-30		75,000	71,682
CP Atlas Buyer, Inc. (C)	7.000	12-01-28		60,000	47,439
LBM Acquisition LLC (C)	6.250	01-15-29		60,000	51,096
Commercial services and supplies 1.1%
Allied Universal Holdco LLC	4.875	06-01-28	GBP	200,000	242,849
Arena Luxembourg Finance Sarl	1.875	02-01-28	EUR	100,000	102,502
Arena Luxembourg Finance Sarl (3 month EURIBOR + 2.500%) (C)(D)	4.862	05-01-30	EUR	140,000	151,460
Belron UK Finance PLC (C)	5.750	10-15-29		200,000	198,600
Boels Topholding BV	5.750	05-15-30	EUR	200,000	221,269
Garda World Security Corp. (C)	8.250	08-01-32		75,000	73,195
10	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Garda World Security Corp. (C)	8.375	11-15-32		100,000	$98,321
Loxam SAS	6.375	05-31-29	EUR	100,000	112,735
Q-Park Holding I BV	5.125	02-15-30	EUR	100,000	109,580
Reworld Holding Corp. (C)	4.875	12-01-29		55,000	51,156
Reworld Holding Corp.	5.000	09-01-30		55,000	50,947
Verisure Holding AB	5.500	05-15-30	EUR	150,000	165,797
Electrical equipment 0.2%
EMRLD Borrower LP	6.375	12-15-30	EUR	100,000	111,318
TK Elevator Holdco GmbH	6.625	07-15-28	EUR	90,000	97,464
Ground transportation 0.1%
Rumo Luxembourg Sarl	4.200	01-18-32		200,000	176,113
Machinery 0.1%
IMA Industria Macchine Automatiche SpA	3.750	01-15-28	EUR	100,000	106,567
Professional services 0.2%
Amber Finco PLC	6.625	07-15-29	EUR	100,000	111,879
Amentum Holdings, Inc. (C)	7.250	08-01-32		100,000	98,366
House of HR Group BV	9.000	11-03-29	EUR	100,000	109,838
Trading companies and distributors 0.0%
United Rentals North America, Inc. (C)	6.125	03-15-34		50,000	50,031
Transportation infrastructure 0.2%
Heathrow Finance PLC	3.875	03-01-27	GBP	100,000	123,362
Heathrow Finance PLC	6.625	03-01-31	GBP	100,000	128,194
Imola Merger Corp. (C)	4.750	05-15-29		75,000	71,224
Information technology 0.8%					1,155,004
Electronic equipment, instruments and components 0.1%
Insight Enterprises, Inc. (C)	6.625	05-15-32		75,000	75,587
IT services 0.1%
Fortress Intermediate 3, Inc. (C)	7.500	06-01-31		125,000	126,012
Go Daddy Operating Company LLC (C)	3.500	03-01-29		55,000	50,949
Software 0.6%
Central Parent, Inc. (C)	7.250	06-15-29		35,000	30,288
Great Canadian Gaming Corp. (C)	8.750	11-15-29		65,000	65,305
IPD 3 BV	8.000	06-15-28	EUR	100,000	113,106
McAfee Corp. (C)	7.375	02-15-30		200,000	177,015
Open Text Holdings, Inc. (C)	4.125	02-15-30		150,000	136,793
Rocket Software, Inc. (C)	6.500	02-15-29		125,000	117,813
TeamSystem SpA (3 month EURIBOR + 3.500%) (D)	6.285	07-31-31	EUR	125,000	135,331
UKG, Inc. (C)	6.875	02-01-31		125,000	126,805
Materials 1.3%					1,866,187
Chemicals 0.4%
Avient Corp. (C)	6.250	11-01-31		65,000	64,388
Azelis Finance NV	4.750	09-25-29	EUR	100,000	109,865
Mativ Holdings, Inc. (C)	8.000	10-01-29		75,000	64,641
Olympus Water US Holding Corp.	9.625	11-15-28	EUR	100,000	112,590
SNF Group SACA (C)	4.500	03-15-32	EUR	100,000	107,728
Windsor Holdings III LLC (C)	8.500	06-15-30		100,000	103,188
Containers and packaging 0.5%
Clydesdale Acquisition Holdings, Inc. (C)	6.625	04-15-29		25,000	25,138
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30		100,000	100,758
Crown European Holdings SACA	4.500	01-15-30	EUR	150,000	164,199
LABL, Inc. (C)	8.625	10-01-31		80,000	59,600
Mauser Packaging Solutions Holding Company (C)	7.875	04-15-27		75,000	73,500
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Mauser Packaging Solutions Holding Company (C)	9.250	04-15-27		50,000	$47,165
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31		60,000	58,575
Owens-Brockway Glass Container, Inc. (C)	7.375	06-01-32		60,000	57,264
Trivium Packaging Finance BV	3.750	08-15-26	EUR	150,000	160,215
Metals and mining 0.4%
Constellium SE	5.375	08-15-32	EUR	125,000	132,791
FMG Resources Proprietary, Ltd. (C)	5.875	04-15-30		170,000	167,880
Novelis Corp. (C)	4.750	01-30-30		55,000	51,282
WE Soda Investments Holding PLC	9.375	02-14-31		200,000	205,420
Real estate 0.7%					958,446
Hotel and resort REITs 0.1%
Pebblebrook Hotel LP (C)	6.375	10-15-29		120,000	118,644
Office REITs 0.3%
Alexandrite Monnet UK Holdco PLC	10.500	05-15-29	EUR	100,000	118,294
Brandywine Operating Partnership LP	4.550	10-01-29		50,000	45,466
Brandywine Operating Partnership LP	8.300	03-15-28		50,000	51,785
Brandywine Operating Partnership LP	8.875	04-12-29		50,000	52,370
Hudson Pacific Properties LP	4.650	04-01-29		50,000	37,796
Hudson Pacific Properties LP	5.950	02-15-28		50,000	43,409
Piedmont Operating Partnership LP	6.875	07-15-29		100,000	103,869
Real estate management and development 0.3%
Canary Wharf Group Investment Holdings PLC	3.375	04-23-28	GBP	100,000	116,351
Peach Property Finance GmbH	4.375	11-15-25	EUR	160,000	168,791
Samhallsbyggnadsbolaget I Norden Holding AB	2.375	08-04-26	EUR	100,000	101,671
Utilities 0.3%					349,088
Electric utilities 0.0%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-09-26		15,000	14,356
Independent power and renewable electricity producers 0.1%
Clearway Energy Operating LLC (C)	3.750	02-15-31		100,000	87,852
Clearway Energy Operating LLC (C)	4.750	03-15-28		50,000	48,466
Water utilities 0.2%

Aegea Finance Sarl (C)	6.750	05-20-29		200,000	198,414

Convertible bonds 0.2%					$280,213
(Cost $288,297)
Consumer discretionary 0.1%					98,200
Hotels, restaurants and leisure 0.1%
NCL Corp., Ltd.	2.500	02-15-27		50,000	49,350
Household durables 0.0%
Meritage Homes Corp. (C)	1.750	05-15-28		50,000	48,850
Financials 0.0%					61,230
Financial services 0.0%
Global Payments, Inc.	1.500	03-01-31		65,000	61,230
Information technology 0.0%					21,533
Semiconductors and semiconductor equipment 0.0%
ON Semiconductor Corp.	0.500	03-01-29		25,000	21,533
Real estate 0.1%					99,250
Industrial REITs 0.1%
Rexford Industrial Realty LP (C)	4.125	03-15-29		50,000	49,400

Rexford Industrial Realty LP (C)	4.375	03-15-27		50,000	49,850
12	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Term loans (F) 0.3%					$413,220
(Cost $420,625)
Consumer discretionary 0.1%					186,969
Household durables 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B (G)	TBD	11-23-27		100,000	92,275
Specialty retail 0.1%
Specialty Building Products Holdings LLC, 2021 Term Loan B (G)	TBD	10-15-28		100,000	94,694
Industrials 0.2%					226,251
Building products 0.1%
LBM Acquisition LLC, 2024 Incremental Term Loan B (G)	TBD	06-06-31		100,000	92,025
Electrical equipment 0.1%

TK Elevator Holdco GmbH, 2025 EUR Term Loan B1 (G)	TBD	04-30-30	EUR	125,000	134,226

Collateralized mortgage obligations 8.7%					$12,283,563
(Cost $12,399,382)
Commercial and residential 4.5%					6,403,974
ARZ Trust
Series 2024-BILT, Class F (C)	8.268	06-11-29		200,000	206,383
BX Trust
Series 2021-ARIA, Class G (1 month CME Term SOFR + 3.257%) (C)(D)	7.576	10-15-36		665,000	650,202
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR19, Class D (C)(H)	4.512	08-10-47		540,329	516,025
CSMC Trust
Series 2020-NQM1, Class B1 (C)(H)	4.462	05-25-65		445,000	406,694
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C (H)	4.510	09-15-47		565,000	514,161
Series 2014-C23, Class D (C)(H)	3.966	09-15-47		166,320	144,652
Series 2015-C28, Class D (C)(H)	3.934	10-15-48		285,000	253,624
NYC Commercial Mortgage Trust
Series 2025-3BP, Class E (1 month CME Term SOFR + 3.540%) (C)(D)	7.859	02-15-42		310,000	307,750
PRPM LLC
Series 2024-7, Class A2 (C)	8.835	11-25-29		500,000	500,045
Series 2024-8, Class A2 (C)	8.836	12-25-29		400,000	400,060
RCO X Mortgage LLC
Series 2025-1, Class A2 (C)	8.353	01-25-30		400,000	401,533
RFR Trust
Series 2025-SGRM, Class E (C)(H)	7.513	03-11-41		500,000	499,215
ROCK Trust
Series 2024-CNTR, Class E (C)	8.819	11-13-41		500,000	526,963
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class D (1 month CME Term SOFR + 3.091%) (C)(D)	7.401	04-15-42		255,000	254,523
WBRK Mortgage Trust
Series 2025-WBRK, Class E (C)(H)	6.277	03-05-35		335,000	303,862
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class D (C)(H)	4.507	09-15-58		532,500	518,282
U.S. Government Agency 4.2%					5,879,589
Federal Home Loan Mortgage Corp.
Series 2020-HQA2, Class B2 (30 day Average SOFR + 7.714%) (C)(D)	12.054	03-25-50		600,000	719,140
Series 2021-MN3, Class B1 (30 day Average SOFR + 6.850%) (C)(D)	11.190	11-25-51		500,000	530,004
Series 2023-MN6, Class B1 (30 day Average SOFR + 9.250%) (C)(D)	13.590	05-25-43		500,000	577,989
Series 2024-MN8, Class M2 (30 day Average SOFR + 4.250%) (C)(D)	8.590	05-25-44		400,000	415,008
Series K759, Class X3 (H)	5.257	02-25-57		1,875,891	536,409
Federal National Mortgage Association
Series 2021-R01, Class 1B2 (30 day Average SOFR + 6.000%) (C)(D)	10.340	10-25-41		490,000	510,182
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (C)(D)	10.540	11-25-41		500,000	525,115
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (C)(D)	9.840	12-25-41		500,000	519,883
Series 2022-R04, Class 1B2 (30 day Average SOFR + 9.500%) (C)(D)	13.840	03-25-42		370,000	414,463
Series 2022-R05, Class 2B2 (30 day Average SOFR + 7.000%) (C)(D)	11.340	04-25-42		500,000	540,000

Series 2022-R07, Class 1B2 (30 day Average SOFR + 12.000%) (C)(D)	16.336	06-25-42		500,000	591,396
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 5.2%				$7,448,789
(Cost $7,527,576)
Asset-backed securities 5.2%				7,448,789
Affirm Asset Securitization Trust
Series 2024-B, Class E (C)	7.350	09-15-29	850,000	853,989
AGL CLO 16, Ltd.
Series 2021-16A, Class ER (3 month CME Term SOFR + 4.650%) (C)(D)	8.975	01-20-35	495,000	468,990
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class D (C)	7.320	02-20-28	100,000	100,052
Series 2023-5A, Class D (C)	7.350	04-20-28	100,000	100,059
Bain Capital Credit CLO, Ltd.
Series 2020-2A, Class ER (3 month CME Term SOFR + 6.872%) (C)(D)	11.165	07-19-34	500,000	491,549
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-1A, Class DR3 (3 month CME Term SOFR + 6.250%) (C)(D)	10.553	04-20-34	570,000	570,000
CIFC Funding, Ltd.
Series 2013-4A, Class ER2 3 month CME Term SOFR +4.300%) (C)(D)	8.621	04-27-31	495,000	486,327
ECAF I, Ltd.
Series 2015-1A, Class A2 (C)	4.947	06-15-40	626,759	521,769
Hertz Vehicle Financing III LLC
Series 2023-3A, Class D (C)	9.430	02-25-28	500,000	513,266
Series 2025-1A, Class D (C)	7.980	09-25-29	250,000	250,093
Magnetite XlV, Ltd.
Series 2025-45A, Class SUB (C)(H)	0.000	04-15-38	250,000	218,813
Neuberger Berman Loan Advisers CLO 59, Ltd.
Series 2024-59A, Class E (3 month CME Term SOFR + 4.800%) (C)(D)	9.097	01-23-39	500,000	496,528
PRET LLC
Series 2022-NPL1, Class A2 (C)	5.438	01-25-52	500,000	487,478
Series 2024-NPL6, Class A2 (C)	8.716	10-25-54	260,000	259,304
Series 2025-NPL2, Class A2 (C)	8.232	03-25-55	290,000	290,611
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A (C)	2.980	06-20-47	227,438	202,513
Tricon Residential Trust
Series 2025-SFR1, Class E (1 month CME Term SOFR + 2.500%) (C)(D)	6.800	03-17-42	140,000	140,000
VOLT CV LLC
Series 2021-CF2, Class A2 (C)	5.316	11-27-51	511,174	498,094
VOLT CVI LLC
Series 2021-NP12, Class A2 (C)	5.438	12-26-51	509,125	499,354

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(B)	500,000	0
Short-term investments 1.3%		$1,900,000
(Cost $1,900,000)
Repurchase agreement 1.3%		1,900,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-25 at 4.360% to be repurchased at $1,900,230 on 4-1-25, collateralized by $44,464 Federal Home Loan Mortgage Corp., 3.000% - 6.000% due 9-1-27 to 4-1-34 (valued at $45,023), $1,042,029 Federal National Mortgage Association, 4.000% - 6.500% due 10-1-37 to 10-1-48 (valued at $1,016,989) and $921,067 Government National Mortgage Association, 3.000% - 5.500% due 7-20-26 to 9-20-52 (valued at $875,988)	1,900,000	1,900,000

Total investments (Cost $139,933,760) 98.6%	$139,689,529
Other assets and liabilities, net 1.4%	1,987,066
Total net assets 100.0%	$141,676,595

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

14	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,684,300 or 20.2% of the fund’s net assets as of 3-31-25.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
The fund had the following country composition as a percentage of net assets on 3-31-25:
United States	50.2%
United Kingdom	7.4%
Japan	6.4%
Switzerland	5.6%
France	3.0%
Germany	2.6%
Cayman Islands	2.4%
South Korea	2.0%
Spain	1.9%
Australia	1.8%
Other countries	16.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Long	Jun 2025	$111,174	$111,219	$45
2-Year U.S. Treasury Note Futures	11	Long	Jun 2025	2,270,877	2,278,891	8,014
5-Year U.S. Treasury Note Futures	5	Long	Jun 2025	536,547	540,781	4,234
S&P 500 Index E-Mini Futures	10	Long	Jun 2025	2,846,010	2,826,625	(19,385)
U.S. Treasury Long Bond Futures	2	Long	Jun 2025	232,248	234,563	2,315
ASX SPI 200 Index Futures	33	Short	Jun 2025	(4,066,219)	(4,060,604)	5,615
Euro SCHATZ Futures	12	Short	Jun 2025	(1,386,313)	(1,387,805)	(1,492)
FTSE 100 Index Futures	27	Short	Jun 2025	(3,032,703)	(2,996,652)	36,051
German Euro BOBL Futures	8	Short	Jun 2025	(1,020,837)	(1,018,930)	1,907
MSCI Emerging Markets Index Futures	52	Short	Jun 2025	(2,973,054)	(2,888,080)	84,974
U.K. Long Gilt Bond Futures	3	Short	Jun 2025	(358,250)	(355,321)	2,929
Ultra 10-Year U.S. Treasury Note Futures	3	Short	Jun 2025	(339,941)	(342,375)	(2,434)
						$122,773
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	29,000	USD	31,373	GSI	4/30/2025	$32	—
EUR	101,000	USD	109,410	SCB	4/30/2025	—	$(34)
EUR	94,000	USD	101,659	SSB	4/30/2025	137	—
GBP	15,000	USD	19,360	GSI	4/30/2025	15	—
USD	6,490,608	AUD	10,315,000	DB	6/18/2025	41,198	—
USD	2,924,868	CHF	2,540,000	MSI	6/18/2025	27,581	—
USD	6,743,550	EUR	6,237,400	DB	4/30/2025	—	(11,129)
USD	2,276,881	EUR	2,079,000	DB	6/18/2025	19,146	—
USD	1,518,309	GBP	1,176,000	GSI	4/30/2025	—	(693)
USD	1,447,856	GBP	1,115,000	CITI	6/18/2025	7,660	—
USD	2,996,724	GBP	2,319,000	DB	6/18/2025	1,374	—
USD	4,428,062	JPY	649,500,000	SCB	6/18/2025	60,420	—
						$157,563	$(11,856)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Company	91,000	USD	$91,000	5.000%	Quarterly	Jun 2030	$(12,718)	$729	$(11,989)
Centrally cleared	HSBC Holdings PLC	191,000	EUR	206,528	1.000%	Quarterly	Jun 2030	(501)	(69)	(570)
Centrally cleared	Volkswagen AG	97,000	EUR	105,012	1.000%	Quarterly	Jun 2030	801	20	821
				$402,540				$(12,418)	$680	$(11,738)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
16	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,074,097	$2,097,096	$2,977,001	—
Consumer discretionary	5,750,133	2,134,902	3,615,231	—
Consumer staples	8,034,908	5,526,673	2,508,235	—
Energy	5,774,928	4,019,915	1,755,013	—
Financials	27,289,409	7,948,807	19,340,602	—
Health care	7,298,905	5,033,463	2,265,442	—
Industrials	10,027,294	2,545,960	7,481,334	—
Information technology	13,505,699	8,733,745	4,771,954	—
Materials	4,813,120	1,754,764	3,058,356	—
Real estate	4,182,395	2,936,210	1,246,185	—
Utilities	4,463,360	507,520	3,324,794	$631,046
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	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$1,383,706	—	$1,383,706	—
U.S. Government and Agency obligations	730,986	—	730,986	—
Foreign government obligations	561,362	—	561,362	—
Corporate bonds	18,473,442	—	18,473,442	—
Convertible bonds	280,213	—	280,213	—
Term loans	413,220	—	413,220	—
Collateralized mortgage obligations	12,283,563	—	12,283,563	—
Asset-backed securities	7,448,789	—	7,448,789	—
Escrow certificates	—	—	—	—
Short-term investments	1,900,000	—	1,900,000	—
Total investments in securities	$139,689,529	$43,239,055	$95,819,428	$631,046
Derivatives:
Assets
Futures	$146,084	$146,084	—	—
Forward foreign currency contracts	157,563	—	$157,563	—
Swap contracts	821	—	821	—
Liabilities
Futures	(23,311)	(23,311)	—	—
Forward foreign currency contracts	(11,856)	—	(11,856)	—
Swap contracts	(12,559)	—	(12,559)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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